245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 1, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Municipal Core Plus Bond Fund

Fidelity SAI Conservative Income Municipal Bond Fund

Fidelity SAI Sustainable Conservative Income Municipal Bond Fund

Fidelity SAI Sustainable Municipal Income Fund

Fidelity SAI Tax-Free Bond Fund

Fidelity Series Large Cap Value Index Fund

Fidelity Sustainable Intermediate Municipal Income Fund

Fidelity Tax-Free Bond Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust